Loss Per Share (Details) - Schedule of Basic Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic Loss Per Share [Abstract]
Net loss attributable to Company’s owners	$ (60,776)	$ (113,243)	$ (61,798)
The weighted average of the number of ordinary shares (in thousands)	56,368	52,235	48,216
Basic loss per share	$ (1.08)	$ (2.17)	$ (1.28)